Accounts receivable, net (Tables)	12 Months Ended
Dec. 31, 2016
Accounts receivable, net
Schedule of accounts receivable, net

	As of December 31,
	2015	2016
	RMB	RMB
Online direct sales and online marketplace receivables	7,579,868	16,336,141
Online payment processing transactions receivables	385,547	770,134
Advertising receivables	121,170	179,498
Others	379,059	594,947

Accounts receivable	8,465,644	17,880,720

Allowance for doubtful accounts	(271,979)	(416,312)

Accounts receivable, net	8,193,665	17,464,408

Schedule of movements in the allowances for doubtful accounts

	For the year ended December 31,
	2014	2015	2016
	RMB	RMB	RMB
Balance at beginning of the year	(1,770)	(63,715)	(271,979)
Additions	(64,424)	(273,772)	(408,316)
Reverse	868	—	—
Write-offs	1,611	65,508	263,983

Balance at end of the year	(63,715)	(271,979)	(416,312)